Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 308	$ 240	$ 602	$ 511	$ 1,004	$ 898
Impairment charges related to definite-lived intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0